Derivative Asset (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable premium amount		$ 0		$ 15,370,000
Derivative, Description of Hedged Item		the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 15,916,000	$ 254,000
Unrealized gain on the interest rate caps		$ 176,000	(0)	$ 1,091,000
December 2021 interest rate caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount					$ 484,100,000
Two USD one-month LIBOR interest rate caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount	$ 507,900,000
Derivative, Cap Interest Rate	0.75%
Derivative, Maturity Date	fourth quarter 2026
Interest Rate Caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Contract End Date		Nov. 30, 2026
Payable premium amount		$ 7,000,000
Derivative, Inception Date		Dec. 22, 2021
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable premium amount		$ 15,370,000
Derivative, Loss on Derivative		1,368,000
Derivative, Gain on Derivative			6,648,000
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 15,916,000	$ 0